Acquisitions and disposals - Aquisitions (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item	Mar. 15, 2018	Jun. 29, 2017	Mar. 29, 2017	Jan. 31, 2017
Acquisitions
Number of businesses acquired | item	2	2
Other intangible assets		€ 169
Other net assets	€ (3)	67
Net identifiable assets acquired	(3)	236
Goodwill	32	162
Total consideration transferred, acquisition-date fair value	€ 29	€ 398
Unium
Acquisitions
Percentage of voting equity interests acquired			100.00%
Deepfield Networks
Acquisitions
Percentage of voting equity interests acquired						100.00%
Comptel Corporation
Acquisitions
Percentage of voting equity interests acquired				100.00%	88.40%